Authorised and issued share capital - Options Granted, WPP Worldwide Share Ownership Program (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) shares ADRs	Dec. 31, 2017 USD ($) shares ADRs	Dec. 31, 2016
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	20,985,441	20,985,441	18,092,218
WPP Worldwide Share Ownership Program [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	6,375,750	6,375,750	7,809,917
WPP Worldwide Share Ownership Program [member] | Exercise price group 1 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	2,125	2,125
Exercise price per share | £	£ 4.819
Exercise dates	2011 - 2018
WPP Worldwide Share Ownership Program [member] | Exercise price group 1 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	14,850	14,850
Exercise price per ADR | $		$ 44.560
Exercise dates	2012 - 2019
WPP Worldwide Share Ownership Program [member] | Exercise price group 2 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	35,550	35,550
Exercise price per share | £	£ 5.483
Exercise dates	2012 - 2019
WPP Worldwide Share Ownership Program [member] | Exercise price group 2 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	34,705	34,705
Exercise price per ADR | $		$ 49.230
Exercise dates	2014 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 3 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	20,500	20,500
Exercise price per share | £	£ 5.483
Exercise dates	2013 - 2019
WPP Worldwide Share Ownership Program [member] | Exercise price group 3 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	22,840	22,840
Exercise price per ADR | $		$ 56.560
Exercise dates	2013 - 2020
WPP Worldwide Share Ownership Program [member] | Exercise price group 4 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	1,125	1,125
Exercise price per share | £	£ 5.608
Exercise dates	2012 - 2019
WPP Worldwide Share Ownership Program [member] | Exercise price group 4 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	6,550	6,550
Exercise price per ADR | $		$ 59.500
Exercise dates	2011 - 2018
WPP Worldwide Share Ownership Program [member] | Exercise price group 5 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	500	500
Exercise price per share | £	£ 5.917
Exercise dates	2011 - 2018
WPP Worldwide Share Ownership Program [member] | Exercise price group 5 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	53,719	53,719
Exercise price per ADR | $		$ 67.490
Exercise dates	2015 - 2022
WPP Worldwide Share Ownership Program [member] | Exercise price group 6 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	15,275	15,275
Exercise price per share | £	£ 6.028
Exercise dates	2011 - 2018
WPP Worldwide Share Ownership Program [member] | Exercise price group 6 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	229,842	229,842
Exercise price per ADR | $		$ 102.670
Exercise dates	2017 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 7 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	6,125	6,125
Exercise price per share | £	£ 6.268
Exercise dates	2014 - 2018
WPP Worldwide Share Ownership Program [member] | Exercise price group 7 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	191,958	191,958
Exercise price per ADR | $		$ 110.760
Exercise dates	2016 - 2023
WPP Worldwide Share Ownership Program [member] | Exercise price group 8 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	116,525	116,525
Exercise price per share | £	£ 6.268
Exercise dates	2014 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 9 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	48,250	48,250
Exercise price per share | £	£ 6.268
Exercise dates	2015 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 10 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	74,500	74,500
Exercise price per share | £	£ 7.113
Exercise dates	2013 - 2020
WPP Worldwide Share Ownership Program [member] | Exercise price group 11 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	32,500	32,500
Exercise price per share | £	£ 7.113
Exercise dates	2014 - 2020
WPP Worldwide Share Ownership Program [member] | Exercise price group 12 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	3,000	3,000
Exercise price per share | £	£ 7.543
Exercise dates	2014 - 2020
WPP Worldwide Share Ownership Program [member] | Exercise price group 13 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	272,579	272,579
Exercise price per share | £	£ 8.458
Exercise dates	2015 - 2022
WPP Worldwide Share Ownership Program [member] | Exercise price group 14 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	67,625	67,625
Exercise price per share | £	£ 13.145
Exercise dates	2017 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 15 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	2,178,454	2,178,454
Exercise price per share | £	£ 13.145
Exercise dates	2017 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 16 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	5,125	5,125
Exercise price per share | £	£ 13.145
Exercise dates	2018 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 17 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	703,172	703,172
Exercise price per share | £	£ 13.505
Exercise dates	2016 - 2023
WPP Worldwide Share Ownership Program [member] | Exercise price group 18 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	20,500	20,500
Exercise price per share | £	£ 13.505
Exercise dates	2017 - 2023